Pensions - Actuarial losses and gains recognised directly in Other comprehensive income (OCI) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Actuarial losses and gains recognised directly in Other comprehensive income
Net actuarial (losses) gains recognised in OCI during the year	$ 174	$ 63	$ 3
Foreign currency translation effects	287	84	(109)
Tax effects of actuarial (losses)/gains recognised in OCI	(105)	(35)	19
Items that will not be reclassified to the Consolidated statement of income	356	111	(87)
Recognised directly in OCI during the year, net of tax	$ 356	$ 112	$ (87)